Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks		$ 14,900	$ 9,744
Interest bearing deposits with banks		2,274	266
Cash and cash equivalents		17,174	10,010
Securities available for sale		302,564	138,851
Loans receivable (net of allowance for loan losses 2016: $6,463; 2015: $7,298)		707,426	552,627
Regulatory stock, at cost		2,119	3,412
Premises and equipment, net		13,531	6,472
Bank owned life insurance		36,133	18,820
Accrued interest receivable		3,643	2,363
Foreclosed real estate owned		5,302	2,847
Goodwill		11,331	9,715
Other intangibles		612	285
Deferred tax asset		8,989	3,669
Other assets		2,359	1,434
Total Assets		1,111,183	750,505
LIABILITIES
Deposits: Non-interest bearing demand		191,445	107,814
Deposits: Interest-bearing demand		93,485	52,040
Deposits: Money market deposit accounts		153,020	119,028
Deposits: Savings		191,878	75,280
Deposits: Time		295,557	196,747
Total deposits		925,385	550,909
Short-term borrowings		32,811	53,235
Other borrowings		32,001	41,126
Accrued interest payable		1,069	957
Other liabilities		8,838	3,280
Total Liabilities		1,000,104	649,507
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000 shares, issued 2016: 4,164,723 shares, 2015: 3,724,668 shares		416	373
Surplus		47,682	35,351
Retained earnings		67,225	65,412
Treasury stock at cost: 2016: 4,509 shares, 2015: 23,311 shares		(125)	(626)
Accumulated other comprehensive income (loss)	[1]	(4,119)	488
Total Stockholders' Equity		111,079	100,998
Total Liabilities and Stockholders' Equity		$ 1,111,183	$ 750,505

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.